Borrowings and derivative financial instrument - Other borrowings (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	R 41,687	R 36,618	R 22,728
Loans raised	7,912	8,278	14,431
Loans repaid	(4,883)	(3,335)	(1,323)
Accrued interest	1,793	1,946	1,192
Accrued interest paid	(2,086)	(1,947)	(1,175)
Borrowings acquired on acquisition of subsidiary	0	84	6
(Gain)/loss on foreign exchange differences	(155)	215	(1,973)
Balance at end of the year	43,257	41,687	36,618
Current portion of balance	(11,402)	(552)	(11,672)
Non-current portion of borrowings	31,855	41,135	24,946
Other borrowings
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	424	40	42
Loans raised	1,061	1,660	303
Loans repaid	(1,383)	(1,335)	(323)
Accrued interest	27	28	6
Accrued interest paid	(25)	(29)	(6)
Borrowings acquired on acquisition of subsidiary	0	84	6
(Gain)/loss on foreign exchange differences	(16)	(24)	12
Balance at end of the year	88	424	40
Current portion of balance	(12)	(328)	(11)
Non-current portion of borrowings	R 76	R 96	R 29